Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
VictoryShares ESG Core Plus Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VictoryShares ESG Core Plus Bond ETF Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VictoryShares ESG Core Plus Bond ETF (the “Fund”) seeks high current income without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal period, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund primarily invests in securities that have a dollar-weighted average portfolio maturity between three to 10 years. The debt securities in which the Fund may invest include government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. In selecting investments, the Adviser analyzes economic factors, industry-related information, the underlying financial stability of the company issuing the security, and evaluates whether the issuer demonstrates strong or improving environmental, social and governance (“ESG”) characteristics.Up to 65% of the Fund’s assets may be invested in corporate bonds. The Fund will invest primarily in investment-grade securities, but may invest up to 20% of its net assets in below-investment-grade securities which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations and banks (i.e., Yankee Bonds). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of issuers that, at the time of purchase, rank in the highest three categories of the Adviser’s ESG composite score described below, or are issued by the U.S. government, its agencies and instrumentalities, which are generally deemed to be rated in one of the highest three categories. The Adviser may assign an ESG score to securities issued by the U.S. government, its agencies, and its instrumentalities if, in the future, a security is issued specifically for sustainability or other ESG reasons.The Adviser uses both a proprietary credit rating methodology and a proprietary ESG scoring methodology in selecting investments for the Fund.The Adviser’s credit rating methodology includes, in addition to the portfolio management team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. The Adviser uses these models to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held.The Adviser’s ESG scoring methodology is similar to the credit rating methodology in that it employs proprietary scoring models tailored to broad industry segments and the team’s experience and insights and results in the assignment of an internal ESG score. The same ESG scoring methodology is used both in initiating the prospective security’s ESG score and in the regular and periodic reviews conducted while the security is held.While the internal credit rating and ESG score assignment processes are separate evaluations, the Adviser will consider the security’s ESG score when assigning the internal credit rating since the Adviser believes elements of ESG vulnerabilities should be a consideration in determining a credit rating.To assign an ESG score, the Adviser selects the ESG scoring model that matches the broad industry segment of the security. The Adviser then gathers information from the security’s issuer and other external sources, analyze the information, and use their professional judgement to score each of three ESG factors:◼Environmental - Evaluated factors might include greenhouse gas emissions or water withdrawal figures (particularly in regions of scarcity), or an evaluation of the probability of meeting greenhouse gas emissions targets in the years ahead or the quality of the issuer’s water usage policy.◼Social - Evaluated factors might include examining elements such as the issuer’s safety record and the diversity of its management, as well as any stated targets towards improving these.◼Governance - Evaluated factors might include examining, for example, the inclusiveness of the issuer’s leadership and its corporate behavior and ethics.The Adviser scores each of the three ESG factors individually by analyzing and scoring select ESG considerations using a scale of 1 to 5, with 5 being the highest as illustrated below:ScoreProprietary ESG Score5Exemplary with industry-leading policies4Above industry average with some highlights3Industry average2Below industry average with few policies or those that are poorly articulated or enforced1Very low quality with virtually no policies or with considerable and identifiable lapsesThe proprietary model differs by industry to account for industry differences. The industry-specific models weight the three ESG factor scores to calculate the security’s composite ESG score. The composite ESG score ranges from 1 to 5. The Adviser uses this score to determine if the security will be added to or held in the Fund.All the Fund’s securities are scored for ESG risk except those issued by the U.S. government, its agencies, and its instrumentalities but are deemed by the Adviser to be in the top three ESG scoring categories. However, the Adviser may assign an ESG score to securities issued by the U.S. government, its agencies, and its instrumentalities if, in the future, a security is issued specifically for sustainability or other ESG reasons.The Fund will not purchase securities of issuers with a composite ESG score of one (the lowest tier) but can hold such securities rated one as the result of a downgrade. Securities of issuers rated two (second tier) are permissible if (1) the Adviser reasonably expects that an issuer’s ESG practices may improve over time or (2) the Adviser plans an engagement effort with the issuer to improve ESG practices. However an issuer’s failure to recognize such improvements over time will not be a dispositive factor requiring the Fund to sell a position. In evaluating an issuer’s ESG practices, the Adviser does not rely upon ESG ratings or scores of third parties, but it may rely on research from third parties regarding ESG considerations and other information it gathers, including, among other things direct communications with an issuer’s management through electronic communications or other means, to help identify sustainability issues that it believes are relevant to its assessment of the issuer’s ESG score.In applying its investment process, the Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different asset classes, sectors, rating categories, structural characteristics and issuers. Relative value trading is designed to take advantage of what the Adviser believes to be mispricing in the market and is intended to enhance the Fund’s returns, though it may increase the Fund’s portfolio turnover rate.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s investments are subject to the following principal risks:Debt Securities or Bond Risk — The Fund is subject to the risk that the market value of the bonds in the Fund’s portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The Fund faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels. Should the U.S. Federal Reserve raise interest rates, the Fund may be subject to risks associated with rising interest rates. The fixed-income securities in the Fund’s portfolio also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return.Responsible Investing Risk — The Adviser’s integration of responsible investing or ESG considerations may result in the Fund forgoing some market opportunities available to funds that do not apply such considerations. Responsible investing considerations may be linked to long-term rather than short-term returns. Third-party information and data used by a portfolio manager might be incorrect or only take into account one of many ESG-related components of portfolio companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the ESG criteria assessed by the Adviser’s research process or from third-party materials or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor.Limited History of Operations — The Fund is new and, therefore, has a limited history of operations for investors to evaluate.High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.U.S. Government Sponsored Enterprises (“GSEs”) Risk — Securities issued by certain GSEs, such as MBS issued by the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the U.S. Treasury. Rather, they are supported by the credit of the issuing agency, instrumentality or corporation. However, these securities typically have indirect support from the U.S. government through an ability to borrow from the U.S. Treasury, and the U.S. government is authorized to purchase the GSE’s obligations. If a GSE defaults on its obligations, the Fund might not be able to recover its investment.Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.Derivatives Risk — Derivatives, including futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage, and liquidity risks. Derivatives may create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that the Fund may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.Exchange-Traded Fund (“ETF”) Structure Risk — The Fund is structured as an ETF and, as a result, is subject to special risks, including:◼Not Individually Redeemable — The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.◼Trading Issues — Trading in shares on the exchange operated by Nasdaq Stock Market, LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.◼Market Price Variance Risk — The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.◼International Closed Market Trading Risk — Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.◼Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.◼Tax-Efficiency Risk — Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.Liquidity Risk — The Fund is subject to liquidity risk, which is the risk that the Fund’s investment may be difficult to purchase or sell and that an investment may not be sold or disposed of at an advantageous price or time.Market Risk — Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective. Losing money is a risk of investing in the Fund. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.Prepayment Risk — The amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of asset-backed or mortgage-related securities may be reinvested at lower interest rates.Management Risk — The Fund is actively managed. The Adviser’s judgments about a particular security, markets, or investment strategy may prove to be incorrect and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented since the Fund does not yet have a full calendar year of performance. Performance data for the Fund is available online at www.VictorySharesLiterature.comor by calling 1-866-376-7890. A fund’s performance is not necessarily an indication of how that fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented since the Fund does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-376-7890
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.VictorySharesLiterature.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s performance is not necessarily an indication of how that fund will perform in the future.
VictoryShares ESG Core Plus Bond ETF | VictoryShares ESG Core Plus Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	150
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	$ 619

[1]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2023, so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.40%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.